                                The Acacia Group
                              National Headquarters
                              7315 Wisconsin Avenue
                            Bethesda, Maryland 20814
                                 (301) 280-1000

June 16, 1998


VIA EDGAR Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Acacia National Variable Annuity Separate Account II
         Rule 497(j) Certification
         File Nos. 333-03963 and 811-07627

Dear Ladies and Gentlemen:

In lieu of filing the forms of Prospectus and Statement of Additional Information for Acacia National Variable Annuity Separate Account II ("Separate Account II") pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), Acacia National Life Insurance Company, on behalf of Separate Account II, hereby certifies that:

         (1) the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in post-effective amendment no. 2 to Separate Account II's registration statement on Form N-4 under the 1933 Act; and

         (2) the text of post-effective amendment no. 2 was filed with the Securities and Exchange Commission electronically on May 1, 1998.

If you have any question regarding the foregoing, please contact the undersigned at (301) 280-1034.

Sincerely,

/s/ Ellen Jane Abromson
Ellen Jane Abromson
2nd Vice President and
 Associate Counsel